Derivative Warrant Liabilities (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017 shares	Mar. 31, 2017 shares
Warrant calculation description	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease or increase in volatility would not have materially changed the value of the warrants. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants to $27; a 5.0% increase in volatility would increase the value of the warrants to $29. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.
Measurement Input Price Volatility [Member]
Fair value assumption rate	0.050	0.050
Measurement Input Risk Free Interest Rate [Member]
Fair value assumption rate	0.050	0.050
Warrant [Member]
Cashless exercise warrants			52	51
Warrant [Member] | Institutional Holder [Member]
Cashless exercise warrants				768
Common Stock [Member]
Cashless exercise warrants				24
Common Stock [Member] | Institutional Holder [Member]
Cashless exercise warrants				359